UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-05460

                                                      AIM Treasurer’s Series Trust (Invesco  Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

                                                                   11 Greenway Plaza, Suite 1000 Houston, Texas 77046

                (Address of principal executive offices)    (Zip code)

                                                  Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (713) 626-1919

Date of fiscal year end:     8/31

Date of reporting period:     05/31/19

Item 1. Schedule of Investments.

Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio
Invesco Premier Tax-Exempt Portfolio
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	CM-I-TST-QTR-3 07/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-39.88%(a)
Asset-Backed Securities - Fully Supported Bank-2.12%
Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.82%	01/02/2020	$ 35,000	$ 35,000,000
Consumer Finance-1.21%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%) (Japan)(c)(d)	2.60%	01/06/2020	20,000	20,000,000
Diversified Banks-11.00%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.73%	09/06/2019	10,000	10,000,000
Bank of China Ltd. (China)(c)	2.65%	08/13/2019	17,000	16,909,338
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	15,000	14,782,200
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.23%) (Canada)(b)(c)(d)	2.72%	08/01/2019	10,000	10,000,000
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,778,771
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%) (United Kingdom)(b)(c)(d)	2.59%	08/27/2019	15,000	15,000,000
Industrial & Commercial Bank of China Ltd. (China)(b)(c)	2.63%	06/25/2019	20,000	19,965,066
ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.69%	08/23/2019	5,000	5,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.20%)(d)	2.79%	07/26/2019	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.55%	08/23/2019	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (3 mo. USD LIBOR + 0.03%) (Singapore)(b)(c)(d)	2.69%	12/06/2019	5,000	5,000,000
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.69%	04/01/2020	20,000	20,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.18%) (Australia)(b)(c)(d)	2.79%	12/27/2019	20,000	20,000,000
				181,435,375
Diversified Capital Markets-1.82%
Ontario Teachers’ Finance Trust (Canada)(b)(c)	2.92%	06/25/2019	5,000	4,990,400
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(c)(d)	2.79%	09/03/2019	5,000	5,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.69%	01/17/2020	20,000	20,000,000
				29,990,400
Regional Banks-2.43%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.54%	08/28/2019	25,000	25,000,000
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.76%	11/12/2019	15,000	15,000,000
				40,000,000
Specialized Finance-21.30%
Anglesea Funding LLC (Multi-CEP’s) (1 wk USD LIBOR + 0.10%)(b)(c)(d)	2.50%	09/09/2019	10,000	10,000,000
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.60%	07/02/2019	20,000	19,955,567
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.61%	06/18/2019	8,000	7,990,216
Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.58%	08/16/2019	30,000	30,000,000
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)	2.66%	09/04/2019	20,000	19,861,722
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.56%	06/03/2019	10,000	9,998,583
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.64%	06/05/2019	10,000	9,997,089
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.20%)(c)(d)	2.69%	07/15/2019	35,000	35,000,000
Crown Point Capital Co., LLC (CEP-Credit Suisse AG)(c)	2.58%	07/15/2019	30,000	30,000,000
Glencove Funding LLC(b)	2.60%	07/02/2019	26,000	25,942,237
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	06/03/2019	37,000	36,994,820
Kells Funding LLC (CEP-FMS Wertmanagement)(c)	2.57%	07/08/2019	25,000	24,934,479
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	25,000	24,926,771
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	10,000	9,969,233
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.68%	08/14/2019	$ 5,000	$ 4,972,764
LMA-Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (b)(c)	2.57%	06/06/2019	10,000	9,996,458
LMA-Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,899,611
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.58%	06/04/2019	11,000	10,997,653
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	10,000	9,969,167
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.60%	07/10/2019	10,000	9,972,050
				351,378,420
Total Commercial Paper (Cost $657,804,195)				657,804,195

Certificates of Deposit-29.47%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.05%) (Australia)(c)(d)	2.66%	03/31/2020	21,000	20,999,649
Banco Del Estado De Chile(c)	2.87%	07/05/2019	20,000	20,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.65%	10/04/2019	5,000	5,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.67%	04/01/2020	25,000	25,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	2.79%	11/01/2019	10,000	10,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.64%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.68%	10/10/2019	15,000	15,000,000
BNP Paribas S.A. (France)(c)	2.64%	09/20/2019	30,000	30,000,000
China Construction Bank Corp. (China)(c)	2.63%	08/20/2019	20,000	20,000,000
Industrial & Commercial Bank of China Ltd. (China)(c)	2.70%	06/24/2019	30,000	30,000,000
Industrial & Commercial Bank of China Ltd. (China)(c)	2.70%	06/24/2019	10,000	10,000,000
KBC Bank N.V. (Belgium)(c)	2.40%	06/06/2019	50,000	50,000,000
Mizuho Bank, Ltd.(c)	2.40%	06/03/2019	65,000	65,000,000
MUFG Bank, Ltd.(c)	2.69%	08/21/2019	5,000	4,970,131
MUFG Bank, Ltd.(c)	2.86%	07/09/2019	10,000	10,000,000
Natixis (3 mo. USD LIBOR)(c)(d)	2.52%	08/22/2019	15,000	15,000,000
Natixis (c)	2.88%	07/09/2019	25,000	25,000,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%)(c)(d)	2.61%	11/06/2019	25,000	25,000,000
Sumitomo Mitsui Trust Bank, Ltd.(c)	2.40%	06/04/2019	40,000	40,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.55%	10/16/2019	20,000	20,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.57%	02/28/2020	15,000	15,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%) (Canada)(c)(d)	2.67%	10/03/2019	5,000	5,000,000
Total Certificates of Deposit (Cost $485,969,780)				485,969,780
Variable Rate Demand Notes-5.51%(e)
Credit Enhanced-5.51%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.41%	11/01/2030	10,810	10,810,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.43%	04/01/2019	21,000	21,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.43%	04/01/2047	3,900	3,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.42%	05/01/2037	12,400	12,400,000
Massachusetts (Commonwealth of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC-TD Bank, N.A.)(f)	2.40%	03/01/2039	8,900	8,900,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 I, VRD IDR	1.55%	11/01/2035	355	355,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2019	12,550	12,550,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	$ 21,000	$ 21,000,000
Total Variable Rate Demand Notes (Cost $90,915,000)				90,915,000
U.S. Dollar Denominated Bonds & Notes-0.66%
Diversified Banks-0.66%
Commonwealth Bank of Australia (New Zealand)(b)(c)	5.00%	10/15/2019	5,866	5,909,114
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	5,000	4,989,412
Total U.S. Dollar Denominated Bonds & Notes (Cost $10,898,526)				10,898,526
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-75.52% (Cost $1,245,587,501)				1,245,587,501
			Repurchase Amount
Repurchase Agreements-24.82%(g)
Bank of Nova Scotia, agreement dated 05/31/2019, maturing value of $11,002,264 (collateralized by a foreign corporate obligation valued at $11,220,139; 1.25%; 07/26/2019)(c)	2.47%	06/03/2019	11,002,264	11,000,000
BMO Capital Markets Corp., agreement dated 05/31/2019, maturing value of $40,008,233 (collateralized by domestic and foreign corporate obligations, domestic commercial paper, domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $42,718,383; 0% - 10.00%; 12/30/2019 - 04/01/2047)(c)	2.47%	06/03/2019	40,008,233	40,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by a domestic corporate obligation and domestic non-agency asset-backed securities valued at $234,300,003; 0% - 29.58%; 06/05/2019 - 11/25/2058)(h)	2.98%	-	-	33,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 05/30/2019, maturing value of $12,005,810 (collateralized by a domestic non-agency mortgage-backed security and domestic non-agency asset-backed securities valued at $12,600,000; 3.46% - 5.93%; 01/20/2022 - 04/15/2050)(c)(i)	2.49%	06/06/2019	12,005,810	12,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 05/30/2019, maturing value of $5,002,499 (collateralized by domestic non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $5,499,997; 0% - 5.93%; 07/03/2020 - 05/16/2042)(c)(i)	2.57%	06/06/2019	5,002,499	5,000,000
ING Financial Markets, LLC, agreement dated 05/31/2019, maturing value of $20,004,117 (collateralized by a domestic agency mortgage-backed security and domestic and foreign corporate obligations valued at $20,994,640; 2.25% - 7.38%; 08/12/2019 - 06/01/2048)(c)	2.47%	06/03/2019	20,004,117	20,000,000
ING Financial Markets, LLC, agreement dated 05/31/2019, maturing value of $55,011,779 (collateralized by domestic and foreign corporate obligations valued at $60,458,018; 3.38% - 8.20%; 03/11/2024 - 02/14/2049)(c)	2.57%	06/03/2019	55,011,779	55,000,000
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic corporate obligations valued at $32,400,000; 0% - 7.00%; 06/15/2019 - 06/01/2056)(h)	2.95%	-	-	5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,039; 0% - 7.13%)(c)(h)	2.47%	-	-	10,000,000
RBC Capital Markets LLC, agreement dated 05/31/2019, maturing value of $25,005,146 (collateralized by a U.S. government sponsored agency obligation, domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $26,007,256; 0% - 3.95%; 09/30/2019 - 03/01/2048)(c)	2.47%	06/03/2019	25,005,146	25,000,000
Royal Bank of Canada, joint agreement dated 05/31/2019, aggregate maturing value of $750,155,000 (collateralized by U.S. Treasury obligations valued at $765,000,047; 2.50%; 02/28/2021)	2.48%	06/03/2019	12,856,229	12,853,573
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 05/31/2019, aggregate maturing value of $1,000,208,333 (collateralized by domestic agency mortgage-backed securities valued at $1,022,578,106; 3.50%; 04/20/2048)	2.50%	06/03/2019	$ 10,002,083	$ 10,000,000
Wells Fargo Securities, LLC, joint agreement dated 05/31/2019, aggregate maturing value of $765,158,100 (collateralized by U.S. Treasury obligations valued at $780,300,022; 1.38% - 3.75%; 08/31/2020 - 11/15/2043)	2.48%	06/03/2019	150,031,000	150,000,000
Wells Fargo Securities, LLC, joint term agreement dated 04/29/2019, aggregate maturing value of $221,602,578 (collateralized by domestic non-agency mortgage-backed securities, domestic commericial paper and a foreign corporate obligation valued at $232,318,916; 0% - 3.99%; 06/03/2019 - 12/17/2059)	2.98%	07/26/2019	20,145,689	20,000,000
Total Repurchase Agreements (Cost $409,353,573)				409,353,573
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.34% (Cost $1,654,941,074)				1,654,941,074
OTHER ASSETS LESS LIABILITIES-(0.34)%				(5,586,558)
NET ASSETS-100.00%				$ 1,649,354,516
Investment Abbreviations:
CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $511,907,770, which represented 31.04% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 16.1%; France: 14.7%; Japan: 12.1%; Netherlands: 8.4%; China: 7.9%; Switzerland: 6.5%; other countries less than 5% each: 15.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
May 31, 2019
(Unaudited)
Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-43.68%
U.S. Treasury Bills-31.21%(a)
U.S. Treasury Bills	2.51%	06/13/2019	$ 450,000	$ 449,628,000
U.S. Treasury Bills	2.43%-2.52%	06/20/2019	300,000	299,610,500
U.S. Treasury Bills	2.51%	06/27/2019	200,000	199,641,778
U.S. Treasury Bills	2.49%	07/18/2019	200,000	199,357,666
U.S. Treasury Bills	2.48%	07/25/2019	100,000	99,632,500
U.S. Treasury Bills	2.48%	08/01/2019	75,000	74,688,646
U.S. Treasury Bills	2.47%	08/22/2019	200,000	198,889,697
U.S. Treasury Bills	2.47%-2.49%	08/29/2019	225,000	223,637,744
U.S. Treasury Bills	2.49%	09/05/2019	200,000	198,688,466
U.S. Treasury Bills	2.49%	09/12/2019	100,000	99,297,597
U.S. Treasury Bills	2.47%-2.48%	09/19/2019	300,000	297,758,292
				2,340,830,886
U.S. Treasury Notes-12.47%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.36%	10/31/2019	135,000	135,007,691
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.31%	01/31/2020	85,000	84,976,885
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.35%	04/30/2020	90,000	90,003,878
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.36%	07/31/2020	215,000	214,990,703
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.36%	10/31/2020	125,000	124,998,630
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.43%	01/31/2021	245,000	244,891,530
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	2.55%	04/30/2021	40,000	40,000,369
				934,869,686
Total U.S. Treasury Securities (Cost $3,275,700,572)				3,275,700,572
U.S. Government Sponsored Agency Securities-15.32%
Federal Farm Credit Bank (FFCB)-3.10%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(b)	2.38%	11/19/2019	25,000	24,993,974
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(b)	2.37%	12/04/2019	15,000	14,999,801
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(b)	2.38%	12/18/2019	10,000	9,999,472
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.08%)(b)	2.35%	09/23/2019	35,000	34,999,448
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(b)	2.33%	09/25/2019	50,000	49,999,194
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(b)	2.37%	10/08/2019	50,000	49,993,349
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.11%)(b)	2.32%	08/28/2019	25,000	24,999,399
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.05%)(b)	2.49%	02/21/2020	10,520	10,529,513
Federal Farm Credit Bank (SOFR + 0.10%)(b)	2.49%	05/07/2021	12,000	12,000,000
				232,514,150
Federal Home Loan Bank (FHLB)-9.59%
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(b)	2.44%	11/08/2019	20,000	20,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(b)	2.41%	11/25/2019	25,000	25,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(b)	2.41%	11/25/2019	130,000	130,000,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(b)	2.44%	12/09/2019	$ 100,000	$ 100,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.05%)(b)	2.38%	12/16/2019	20,300	20,296,967
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(b)	2.39%	10/11/2019	25,000	25,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(b)	2.39%	10/11/2019	38,000	38,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(b)	2.35%	12/20/2019	100,000	100,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(b)	2.34%	12/27/2019	25,000	25,000,000
Federal Home Loan Bank (SOFR + 0.02%)(b)	2.41%	02/21/2020	110,000	110,000,000
Federal Home Loan Bank (SOFR + 0.03%)(b)	2.42%	10/09/2019	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.04%)(b)	2.43%	05/08/2020	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	2.47%	07/24/2020	16,000	16,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	2.50%	10/01/2020	10,000	10,000,000
				719,296,967
Federal Home Loan Mortgage Corp. (FHLMC)-0.41%
Federal Home Loan Mortgage Corp. (1 mo. USD LIBOR - 0.10%)(b)	2.37%	08/08/2019	15,000	15,000,000
Federal Home Loan Mortgage Corp. Series M006, Class A, VRD(c)	2.60%	10/15/2045	15,460	15,459,575
				30,459,575
Federal National Mortgage Association (FNMA)-0.70%
Federal National Mortgage Association	0.88%	08/02/2019	20,000	19,946,500
Federal National Mortgage Association (SOFR + 0.06%)(b)	2.45%	07/30/2020	20,000	20,000,000
Federal National Mortgage Association (SOFR + 0.10%)(b)	2.49%	04/30/2020	3,800	3,802,411
Federal National Mortgage Association (SOFR + 0.16%)(b)	2.55%	01/30/2020	8,475	8,483,125
				52,232,036
Overseas Private Investment Corp. (OPIC)-1.52%
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(c)	2.37%	08/15/2029	15,000	15,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	12/15/2019	2,484	2,484,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	09/15/2020	45,800	45,800,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	09/15/2022	8,409	8,409,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	06/15/2025	12,000	12,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	09/15/2025	3,000	3,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	11/15/2025	8,000	8,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	09/15/2026	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	02/15/2028	9,722	9,722,222
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	10/15/2030	5,000	5,000,000
				114,415,222
Total U.S. Government Sponsored Agency Securities (Cost $1,148,917,950)				1,148,917,950
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-59.00% (Cost $4,424,618,522)				4,424,618,522
			Repurchase Amount
Repurchase Agreements-41.10%(d)
Bank of Nova Scotia, joint agreement dated 05/31/2019, aggregate maturing value of $725,151,042 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 2.50% - 6.50%; 12/01/2023 - 04/01/2049)	2.50%	06/03/2019	200,041,667	200,000,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 04/24/2019, aggregate maturing value of $754,612,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,130; 0% - 8.50%; 06/12/2019 - 05/20/2049)(e)	2.46%	07/23/2019	$150,922,500	$ 150,000,000
BNP Paribas Securities Corp., term agreement dated 04/12/2019, maturing value of $143,581,533 (collateralized by U.S. Treasury obligations valued at $145,860,041; 0% - 8.75%; 06/13/2019 - 02/15/2047)(e)	2.44%	06/11/2019	143,581,533	143,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 05/31/2019, maturing value of $300,062,500 (collateralized by U.S. Treasury obligations valued at $306,000,045; 0.13% - 2.88%; 02/28/2021 - 05/15/2043)	2.50%	06/03/2019	300,062,500	300,000,000
ING Financial Markets, LLC, joint term agreement dated 05/13/2019, aggregate maturing value of $654,041,917 (collateralized by domestic agency mortgage-backed securities valued at $663,000,001; 1.82% - 7.00%; 05/01/2021 - 05/01/2058)	2.46%	08/12/2019	145,901,658	145,000,000
ING Financial Markets, LLC, joint term agreement dated 05/29/2019, aggregate maturing value of $350,168,097 (collateralized by domestic agency mortgage-backed securities valued at $357,000,000; 1.82% - 7.00%; 03/01/2027 - 05/01/2058)(e)	2.47%	06/05/2019	55,026,415	55,000,000
ING Financial Markets, LLC, joint term agreement dated 05/30/2019, aggregate maturing value of $300,144,083 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 1.82% - 5.00%; 08/01/2024 - 05/01/2058)(e)	2.47%	06/06/2019	70,033,619	70,000,000
ING Financial Markets, LLC, term agreement dated 04/15/2019, maturing value of $100,677,833 (collateralized by domestic agency mortgage-backed securities valued at $102,000,000; 1.82% - 4.92%; 12/01/2025 - 05/01/2058)	2.49%	07/22/2019	100,677,833	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $510,000,004; 0% - 6.00%; 07/01/2020 - 05/01/2049)(f)	2.41%	-	-	110,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $295,800,009; 0% - 7.00%; 05/01/2022 - 05/20/2049)(f)	2.45%	-	-	30,000,000
Metropolitan Life Insurance Co., joint term agreement dated 05/30/2019, aggregate maturing value of $350,344,928 (collateralized by U.S. Treasury obligations valued at $361,822,448; 0% - 2.25%; 07/11/2019 - 05/15/2046)(e)	2.47%	06/06/2019	40,041,025	40,002,600
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 05/30/2019, aggregate maturing value of $1,862,018,857 (collateralized by U.S. Treasury obligations valued at $1,911,372,090; 1.63% - 2.13%; 08/31/2022 - 11/30/2024)(e)	2.47%	06/06/2019	300,844,420	300,700,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 05/29/2019, maturing value of $60,028,583 (collateralized by a U.S. Treasury obligation valued at $61,225,022; 1.63%; 08/31/2022)(e)	2.45%	06/05/2019	60,028,583	60,000,000
Natixis, joint agreement dated 05/31/2019, aggregate maturing value of $100,020,833 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $102,000,000; 0% - 6.13%; 05/21/2020 - 09/15/2065)	2.50%	06/03/2019	5,001,042	5,000,000
Natixis, joint term agreement dated 05/20/2019, aggregate maturing value of $501,983,056 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0% - 3.75%; 05/15/2020 - 05/15/2046)(e)	2.42%	07/18/2019	70,277,628	70,000,000
Nomura Securities International, Inc., joint agreement dated 05/31/2019, aggregate maturing value of $750,156,250 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $765,000,069; 1.38% - 9.00%; 07/01/2019 - 05/20/2069)	2.50%	06/03/2019	50,010,417	50,000,000
RBC Capital Markets LLC, joint term agreement dated 05/31/2019, aggregate maturing value of $1,250,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,275,000,001; 0% - 6.00%; 09/25/2019 - 02/20/2069)(b)(e)	2.43%	07/31/2019	200,000,000	200,000,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint agreement dated 05/31/2019, aggregate maturing value of $750,155,000 (collateralized by U.S. Treasury obligations valued at $765,000,047; 2.50%; 02/28/2021)	2.48%	06/03/2019	$ 14,858,861	$ 14,855,791
Royal Bank of Canada, joint term agreement dated 04/05/2019, aggregate maturing value of $1,005,964,444 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0% - 7.00%; 08/15/2021 - 10/25/2058)(e)	2.44%	07/02/2019	251,491,111	250,000,000
Royal Bank of Canada, joint term agreement dated 04/23/2019, aggregate maturing value of $251,531,250 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.00% - 4.50%; 07/25/2039 - 10/15/2058)(e)	2.45%	07/22/2019	55,336,875	55,000,000
Royal Bank of Canada, joint term agreement dated 04/24/2019, aggregate maturing value of $437,653,500 (collateralized by domestic agency mortgage-backed securities valued at $443,700,000; 0% - 6.50%; 04/01/2026 - 05/01/2049)(e)	2.44%	07/23/2019	100,610,000	100,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 6.00%; 07/05/2019 - 06/20/2061)(f)	2.40%	-	-	100,000,000
Societe Generale, joint term agreement dated 05/30/2019, aggregate maturing value of $1,000,478,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,040; 0% - 8.75%; 07/18/2019 - 02/15/2047)(e)	2.46%	06/06/2019	135,064,575	135,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 05/31/2019, aggregate maturing value of $1,000,208,333 (collateralized by domestic agency mortgage-backed securities valued at $1,022,578,106; 3.50%; 04/20/2048)	2.50%	06/03/2019	48,319,291	48,309,227
Wells Fargo Securities, LLC, joint agreement dated 05/31/2019, aggregate maturing value of $760,158,333 (collateralized by domestic agency mortgage-backed securities valued at $775,200,001; 2.00% - 5.50%; 12/01/2024 - 01/01/2058)	2.50%	06/03/2019	150,031,250	150,000,000
Wells Fargo Securities, LLC, joint agreement dated 05/31/2019, aggregate maturing value of $765,158,100 (collateralized by U.S. Treasury obligations valued at $780,300,022; 1.38% - 3.75%; 08/31/2020 - 11/15/2043)	2.48%	06/03/2019	200,041,333	200,000,000
Total Repurchase Agreements (Cost $3,081,867,618)				3,081,867,618
TOTAL INVESTMENTS IN SECURITIES(g)-100.10% (Cost $7,506,486,140)				7,506,486,140
OTHER ASSETS LESS LIABILITIES-(0.10)%				(7,649,603)
NET ASSETS-100.00%				$ 7,498,836,537
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(d)	Principal amount equals value at period end. See Note 1D.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
May 31, 2019
(Unaudited)
Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-94.21%
Alabama-3.52%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(a)(b)(c)	1.60%	07/01/2040	$ 4,495	$ 4,495,000
Arizona-2.78%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.55%	01/01/2046	1,000	1,000,000
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008 B, VRD RB (LOC-Barclays Bank PLC)(a)(b)(c)	1.43%	07/01/2025	1,700	1,700,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP-FNMA)(b)	1.42%	06/15/2031	300	300,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP-FNMA)(b)	1.42%	06/15/2031	550	550,000
				3,550,000
Colorado-0.42%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.56%	02/01/2031	537	537,000
Delaware-0.70%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	05/01/2036	900	900,000
District of Columbia-2.44%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	08/15/2038	1,875	1,875,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.38%	10/01/2039	1,240	1,240,000
				3,115,000
Florida-7.37%
Jacksonville (City of), FL (Edward Waters College, Inc.); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.56%	10/01/2021	300	300,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.43%	11/01/2036	745	745,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.48%	07/01/2032	435	435,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.42%	11/01/2038	5,120	5,120,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.58%	07/01/2037	2,830	2,830,000
				9,430,000
Georgia-6.17%
Atlanta (City of), GA Housing Authority (Villages of East Lake Phase II); Series 1999, VRD RB (LOC-Bank of America, N.A.)(b)(c)(d)(e)	1.49%	01/01/2029	485	485,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.45%	01/01/2030	1,300	1,300,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)(c)	1.42%	01/01/2036	3,000	3,000,000
Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.31%	09/01/2035	900	900,000
Series 2019, Commercial Paper Notes	1.55%	09/05/2019	2,000	2,000,577
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.56%	09/01/2020	$ 200	$ 200,000
				7,885,577
Illinois-4.30%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.33%	12/01/2046	875	875,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.40%	01/01/2037	1,140	1,140,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC-FHLB of Indianapolis)(b)(c)(e)	1.50%	12/01/2039	890	890,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	2.40%	10/01/2024	760	760,000
Morton Grove (Village of), IL (Illinois Holocaust Museum & Educational Center); Series 2006, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.43%	12/01/2041	1,840	1,840,000
				5,505,000
Indiana-7.23%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.51%	08/01/2037	2,650	2,650,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)	1.55%	06/01/2035	2,590	2,590,000
Purdue University; Series 2011 A, VRD COP(b)	1.25%	07/01/2035	1,065	1,065,000
Rockport (City of), IN (AEP Generating Company); Series 1995 A, Ref. VRD PCR (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.38%	07/01/2025	2,940	2,940,000
				9,245,000
Louisiana-2.78%
Calcasieu (Parish of), LA Public Trust Authority (WPT Corp.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(b)(c)(e)	1.50%	12/01/2027	1,600	1,600,000
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.45%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.40%	07/01/2047	960	960,000
				3,560,000
Maryland-2.75%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.84%	06/04/2019	1,400	1,399,945
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.40%	04/01/2035	1,215	1,215,000
Montgomery (County of), MD; Series 2009 B, Commercial Paper BAN	1.50%	07/11/2019	900	900,191
				3,515,136
Massachusetts-2.44%
Massachusetts (Commonwealth of) Department of Transportation; Series 2010 A-1, VRD RB (LOC-Citibank, N.A.)(b)(c)	1.37%	06/12/2019	1,500	1,500,000
Massachusetts (Commonwealth of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	2.40%	03/01/2039	1,625	1,625,000
				3,125,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-3.33%
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP-Royal Bank of Canada)(b)	1.43%	08/15/2030	$ 1,500	$ 1,500,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.43%	03/01/2031	2,760	2,760,000
				4,260,000
Minnesota-6.23%
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP-FNMA)(b)	1.51%	11/15/2031	2,470	2,470,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(b)	1.40%	11/01/2035	5,000	5,000,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP-FHLMC)(b)	1.40%	10/01/2033	500	500,000
				7,970,000
Mississippi-2.70%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 E, VRD IDR(b)	1.43%	12/01/2030	2,450	2,450,000
Series 2010 C, VRD IDR(b)	1.32%	12/01/2030	1,000	1,000,000
				3,450,000
Missouri-3.87%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.42%	11/01/2037	480	480,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.43%	08/01/2038	970	970,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.40%	02/01/2031	3,501	3,501,000
				4,951,000
Nebraska-0.06%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD RB (LOC-Citibank, N.A.)(b)(c)	2.68%	10/01/2042	75	75,000
New York-4.89%
New York (City of), NY; Subseries 2015 F-5, VRD GO Bonds(b)	1.47%	06/01/2044	1,550	1,550,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.38%	05/01/2039	1,100	1,100,000
New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.59%	11/01/2049	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2016 B-1, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.59%	11/01/2049	1,060	1,060,000
Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.60%	11/01/2019	220	220,000
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank N.A.)(b)(c)	1.46%	01/01/2032	1,330	1,330,000
				6,260,000
North Carolina-2.87%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.30%	12/01/2021	2,200	2,200,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.37%	05/01/2036	1,470	1,470,000
				3,670,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-2.57%
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.42%	11/15/2041	$ 3,100	$ 3,100,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.43%	08/02/2038	190	190,000
				3,290,000
Oregon-1.12%
Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.)(b)(c)(e)	1.47%	07/01/2027	890	890,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC-Industrial & Commercial Bank of China Ltd.)(a)(b)(c)(e)	1.50%	07/01/2026	545	545,000
				1,435,000
Pennsylvania-2.70%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	2.41%	11/01/2030	795	795,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(c)	1.43%	06/01/2037	945	945,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(c)	1.43%	10/15/2025	1,019	1,019,000
Pennsylvania (Commonwealth of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.45%	08/01/2026	175	175,000
Pennsylvania (Commonwealth) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.45%	12/01/2025	200	200,000
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(c)	1.42%	11/01/2029	320	320,000
				3,454,000
Rhode Island-2.50%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB (CEP-Northern Trust Co.)(b)	1.40%	09/01/2043	3,200	3,200,000
Texas-8.48%
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.49%	02/15/2042	1,070	1,070,000
Houston (City of), TX; Series 2019 E-2, GO Commercial Paper Notes	1.84%	08/05/2019	800	800,573
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.42%	05/15/2034	1,700	1,700,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP-FHLMC)(b)(e)	1.48%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP-FHLMC)(b)	1.42%	05/01/2042	1,485	1,485,000
Texas A&M University System Board of Regents; Series 2019 B, Commercial Paper Notes	1.64%	08/01/2019	2,700	2,701,127
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	1.35%	08/01/2025	2,200	2,200,000
				10,846,700
Utah-1.28%
Utah (County of), UT (IHC Health Services, Inc.); Series 2002 B, VRD RB(b)	1.43%	05/15/2035	1,140	1,140,000
Weber (County of), UT (IHC Health Services, Inc.); Series 2000A, VRD RB(b)	1.54%	02/15/2031	500	500,000
				1,640,000
Virginia-1.76%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.40%	08/01/2037	1,000	1,000,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
University of Virginia System Board of Regents; Series 2019 A, Commercial Paper Notes	1.48%	06/04/2019	$ 1,250	$ 1,249,924
				2,249,924
Washington-3.91%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.40%	09/01/2049	5,000	5,000,000
West Virginia-1.80%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.43%	01/01/2034	2,300	2,300,000
Wisconsin-1.24%
Appleton (City of), WI (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	1.54%	09/01/2019	1,100	1,100,000
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.42%	10/01/2042	490	490,000
				1,590,000
Total Municipal Obligations (Cost $120,502,000)				120,504,337
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-94.21% (Cost $120,502,000)				120,504,337
			Repurchase Amount
Repurchase Agreements-5.63%(f)
Wells Fargo Securities, LLC, joint agreement dated 05/31/2019, aggregate maturing value of $765,158,100 (collateralized by U.S. Treasury obligations valued at $780,300,022; 1.38% - 3.75%; 08/31/2020 - 11/15/2043)	2.48%	06/03/2019	7,201,488	7,200,000
TOTAL INVESTMENTS IN SECURITIES(g)(h)-99.84% (Cost $127,702,000)				127,704,337
OTHER ASSETS LESS LIABILITIES-0.16%				202,478
NET ASSETS-100.00%				$ 127,906,815
Investment Abbreviations:
BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio
Notes to Schedule of Investments:
(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 5.5%; other countries less than 5% each: 11.4%.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2019 represented less than 1% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Principal amount equals value at period end. See Note 1D.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Bank of America, N.A.	6.6%
Federal Home Loan Mortgage Corp.	6.2
Federal Home Loan Bank	6.1
Wells Fargo Bank, N.A.	6.0
Northern Trust Co. (The)	5.8
JPMorgan Chase Bank, N.A.	5.4
Toronto-Dominion Bank (The)	5.1
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
E.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.	Other Risks — (continued)
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2. Controls and Procedures.

(a)

As of July 22, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of July 22, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.